Non-current assets (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Gains Or Losses On Assets Held For Sale [Line Items]
TANGIBLE ASSETS	€ 33,755	€ 26,157
Other assets	12,140	9,348
Total non-current assets held for sale	4,535	€ 5,426
Non-current assets held for sale [member]
Gains Or Losses On Assets Held For Sale [Line Items]
TANGIBLE ASSETS	4,535		€ 5,424
Other assets			2
Total non-current assets held for sale	4,535		5,426
Non-current assets held for sale [member] | Foreclosed assets
Gains Or Losses On Assets Held For Sale [Line Items]
TANGIBLE ASSETS	4,450		5,334
Non-current assets held for sale [member] | Other assets Member
Gains Or Losses On Assets Held For Sale [Line Items]
TANGIBLE ASSETS	85		90
Non-current assets held for sale [member] | SPAIN | Foreclosed assets
Gains Or Losses On Assets Held For Sale [Line Items]
TANGIBLE ASSETS	€ 3,606		€ 4,488